Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes
The components of the income tax expense (benefit) were as follows (in thousands):

	Year Ended December 31,
	2022	2023
Current
Federal	$322	$(164)
State	25	(15)
Total current	347	(179)

Deferred
Federal	—	—
State	—	—
Total deferred	—	—
Total income tax expense (benefit)	$347	$(179)

Schedule of Income Tax Expense (Benefit)
A reconciliation of the Company’s income tax expense (benefit) to the amount computed by applying the federal statutory income tax rate is summarized as follows (in thousands):

	Year Ended December 31,
	2022	2023
Expected tax benefit computed at federal statutory rate	$(2,192)	$(14,731)
State income taxes, net of federal tax benefit	(2)	(1,153)
Permanent differences	70	120
Research and development credit carryforwards	(1,788)	(5,472)
Reserve for uncertain tax positions	140	1,517
Other	203	(463)
Change in valuation allowance	3,916	20,003
Income tax expense (benefit)	$347	$(179)

Schedule of Deferred Tax Assets (Liabilities)
Significant components of the Company’s net deferred tax assets (liabilities) are summarized as follows (in thousands):

	Year Ended December 31,
	2022	2023
Deferred tax assets
Net operating loss carryforwards	$152	$3,975
Research and development credit carryforwards	982	6,269
Capitalized research and development	5,044	15,282
Intangible assets	249	531
Share-based compensation	137	290
Other	220	463
Total deferred tax assets	6,784	26,810
Valuation allowance	(6,727)	(26,736)
Net deferred tax assets	57	74
Deferred tax liabilities
Other	(57)	(74)
Total deferred tax liabilities	57	74
Net deferred tax assets	$—	$—

Schedule of Changes to Gross Unrecognized Tax Benefits
The following table summarizes the changes to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2022	2023
Balance at beginning of year	$—	$131
Increases related to prior year tax positions	28	6
Increases related to current year tax positions	103	1,816
Balance at end of year	131	1,953